Balance Sheet Components - Additional information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable, allowance for credit loss, writeoff			$ 6.5
Amount of increase (decrease) in allowance for credit loss on accounts receivable		$ 1.2	5.5
Factoring receivables commitment term extends period	540 days
Recoveries (Write-offs)		0.1	$ (6.5)
Nomura Corporate Funding America, LLC [Member] | Master Receivables Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Factor receivables commitment amount	$ 37.5
Percentage of face amount of an invoice to be factored as per agreement	85.00%
Percentage of unused balance fee under the arrangement	2.00%
Factored amount of receivables		101.2
Amount of factored receivables collected		99.5
Factored receivables fee		$ 1.7